RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS
17.  RELATED PARTY TRANSACTIONS

Jamey Weichert, the Company’s Chief Scientific Officer, director, shareholder and principal founder is a faculty member at the University of Wisconsin-Madison (“UW”).  Cellectar paid $16,082 to the UW during 2009 for research related activities.

Cellectar made contributions of $25,000 to the UW Foundation, a not-for-profit, tax-exempt Wisconsin corporation, which serves as the official fundraising and gift-receiving organization for the UW and other donor-designated units of the UW System during the year ended December 31, 2009.  During the nine months ended September 30, 2011, the Company made contributions totaling $125,000 to the UW Foundation for use towards research activities associated with the development of the Company’s compounds.  No payments were made to UW during the nine months ended September 30, 2010 or the year ended December 31, 2010.